Consolidated Statements of Changes In Shareholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Stockholders Equity [Abstract]
Stock options exercised	574	1,261
Cash dividends declared per share	$ 0.72	$ 0.72	$ 0.72